Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 26, 2012	Jun. 30, 2011
Document and Entity Information
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	FLATBUSH FEDERAL BANCORP INC
Entity Central Index Key	0001243496
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		2,736,907
Entity Well-known Seasoned Issuer	No
Entity Public Float			$ 6,263,495
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No